CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Income Statement [Abstract]
Revenues	$ 820,386	$ 1,037,530	$ 1,106,018
Cost of revenues (exclusive of depreciation, amortization and impairment charges shown below)	(682,218)	(854,945)	(869,074)
Selling, general and administrative expenses	(139,336)	(156,731)	(162,739)
Depreciation and amortization	(56,411)	(58,153)	(55,640)
Impairment charges	(14,646)	(8,431)	(96,579)
Loss on remeasurement of equity method investment		(7,705)
Equity (losses) in earnings of affiliates	(2,974)	20,572	24,647
Interest expense	(7,423)	(3,702)	(2,357)
Other income, net	6,850	6,232	9,685
Loss from continuing operations before income taxes	(75,772)	(25,333)	(46,039)
Income tax (expense) benefit	(53,246)	10,043	(8,634)
Net loss from continuing operations	(129,018)	(15,290)	(54,673)
Net income (loss) from discontinued operations	967	(20,733)	1,491
Net loss	(128,051)	(36,023)	(53,182)
Net income attributable to noncontrolling interests	(588)	(628)	(2,893)
Net loss attributable to Layne Christensen Company	$ (128,639)	$ (36,651)	$ (56,075)
(Loss) income per share information attributable to Layne Christensen Company shareholders:
Basic loss per share-continuing operations	$ (6.61)	$ (0.82)	$ (2.96)
Basic income (loss) per share-discontinued operations	$ 0.05	$ (1.06)	$ 0.08
Basic loss per share	$ (6.56)	$ (1.88)	$ (2.88)
Diluted loss per share-continuing operations	$ (6.61)	$ (0.82)	$ (2.96)
Diluted income (loss) per share-discontinued operations	$ 0.05	$ (1.06)	$ 0.08
Diluted loss per share	$ (6.56)	$ (1.88)	$ (2.88)
Weighted average shares outstanding-basic	19,598	19,485	19,455
Dilutive stock options and unvested shares
Weighted average shares outstanding-dilutive	19,598	19,485	19,455